Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	482,788,821.37	22,374
Yield Supplement Overcollateralization Amount 06/30/18	24,742,482.59	0
Receivables Balance 06/30/18	507,531,303.96	22,374
Principal Payments	15,587,349.96	314
Defaulted Receivables	670,888.01	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	23,642,193.90	0
Pool Balance at 07/31/18	467,630,872.09	22,029

Pool Statistics	$ Amount	# of Accounts
Pool Factor	69.71%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,614,838.05	157
Past Due 61-90 days	1,235,831.18	57
Past Due 91-120 days	239,572.60	12
Past Due 121+ days	0.00	0
Total	5,090,241.83	226

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	431,404.60
Aggregate Net Losses/(Gains) - July 2018	239,483.41
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.57%
Prior Net Losses Ratio	0.67%
Second Prior Net Losses Ratio	0.62%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	9,586,432.88
Actual Overcollateralization	9,586,432.88
Weighted Average APR	3.33%
Weighted Average APR, Yield Adjusted	5.54%
Weighted Average Remaining Term	56.10

Flow of Funds	$ Amount

Collections	17,425,909.68
Investment Earnings on Cash Accounts	27,107.58
Servicing Fee	(422,942.75)
Transfer to Collection Account	0.00
Available Funds	17,030,074.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	753,636.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,260,778.44
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,586,432.88
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,406,217.45

Total Distributions of Available Funds	17,030,074.51

Servicing Fee	422,942.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 07/16/18	472,891,650.53
Principal Paid	14,847,211.32
Note Balance @ 08/15/18	458,044,439.21

Class A-1
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2a
Note Balance @ 07/16/18	90,105,825.26
Principal Paid	7,423,605.66
Note Balance @ 08/15/18	82,682,219.60
Note Factor @ 08/15/18	66.1457757%

Class A-2b
Note Balance @ 07/16/18	90,105,825.27
Principal Paid	7,423,605.66
Note Balance @ 08/15/18	82,682,219.61
Note Factor @ 08/15/18	66.1457757%

Class A-3
Note Balance @ 07/16/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	229,000,000.00
Note Factor @ 08/15/18	100.0000000%

Class A-4
Note Balance @ 07/16/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	52,030,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	11,650,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	776,645.74
Total Principal Paid	14,847,211.32
Total Paid	15,623,857.06

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	120,891.98
Principal Paid	7,423,605.66
Total Paid to A-2a Holders	7,544,497.64

Class A-2b
One-Month Libor	2.07163%
Coupon	2.17163%
Interest Paid	163,063.76
Principal Paid	7,423,605.66
Total Paid to A-2b Holders	7,586,669.42

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1755248
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.4726211
Total Distribution Amount	23.6481459

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9671358
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.3888453
Total A-2a Distribution Amount	60.3559811

A-2b Interest Distribution Amount	1.3045101
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.3888453
Total A-2b Distribution Amount	60.6933554

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	354.33
Noteholders' Principal Distributable Amount	645.67

Account Balances	$ Amount

Reserve Account
Balance as of 07/16/18	1,664,191.04
Investment Earnings	2,604.63
Investment Earnings Paid	(2,604.63)
Deposit/(Withdrawal)	-
Balance as of 08/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04